United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/11

Date of Reporting Period:  Quarter ended 5/31/10

Item 1.                      Schedule of Investments

Federated Government Income Securities, Inc.

Portfolio of Investments

May 31, 2010 (unaudited)

Principal Amount or Shares			Value
		U.S. Treasury – 25.7%
		U.S. Treasury Bonds – 5.1%
$4,000,000		5.375%, 2/15/2031	4,726,562
9,250,000		6.000%, 2/15/2026	11,520,586
5,000,000		8.125%, 5/15/2021	7,098,047
		TOTAL	23,345,195
		U.S. Treasury Inflation-Protected Notes – 5.2%
7,028,770		0.500%, 4/15/2015	7,066,374
16,603,455		1.375%, 1/15/2020	16,724,038
		TOTAL	23,790,412
		U.S. Treasury Notes – 15.4%
3,600,000		0.875%, 4/30/2011 - 5/31/2011	3,615,559
14,500,000		1.125%, 12/15/2012	14,516,993
4,000,000		2.250%, 5/31/2014	4,076,406
24,000,000		2.625%, 6/30/2014 - 12/31/2014	24,734,922
11,700,000		4.250%, 10/15/2010	11,875,500
11,600,000		4.750%, 1/31/2012	12,394,555
		TOTAL	71,213,935
		TOTAL U.S. TREASURY (IDENTIFIED COST $114,332,318)	118,349,542
		GOVERNMENT AGENCIES – 11.5%
		Federal Home Loan Bank System – 1.9%
8,500,000		1.625%, 1/21/2011	8,566,856
		Federal Home Loan Mortgage Corporation – 6.3%
7,500,000		1.875%, 3/8/2013	7,546,235
13,000,000	[1]	3.000%, 7/28/2014	13,480,632
5,000,000	[1]	4.750%, 3/5/2012	5,341,200
2,500,000		5.625%, 11/23/2035	2,577,353
		TOTAL	28,945,420
		Federal National Mortgage Association – 3.3%
10,000,000		3.000%, 9/29/2014	10,173,556
5,000,000		6.000%, 5/15/2011	5,255,449
		TOTAL	15,429,005
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $51,650,622)	52,941,281
		Mortgage-Backed Securities – 48.4%
		Federal Home Loan Mortgage Corporation – 26.2%
30,156,806	[2]	4.500%, 4/1/2024 - 6/1/2040	30,820,271
39,449,669	[2]	5.000%, 2/1/2019 - 6/1/2040	41,550,224
33,784,426		5.500%, 4/1/2021 - 9/1/2038	36,132,447
3,927,575		6.000%, 9/1/2021 - 4/1/2036	4,258,610
6,623,708		7.000%, 9/1/2030 - 4/1/2032	7,368,634
325,990		7.500%, 6/1/2012 - 12/1/2015	350,933
244,157		8.000%, 2/1/2031	270,449
		TOTAL	120,751,568
		Federal National Mortgage Association – 21.7%
14,951,608		4.500%, 12/1/2019	15,820,702

Principal Amount or Shares			Value
$18,480,010		5.000%, 12/1/2023 - 7/1/2034	19,470,169
29,853,139		5.500%, 9/1/2034 - 4/1/2036	31,804,602
21,575,106		6.000%, 5/1/2016 - 11/1/2037	23,348,825
6,985,652		6.500%, 7/1/2036 - 9/1/2037	7,609,927
559,258		7.000%, 1/1/2031 - 3/1/2032	622,332
1,077,530		7.500%, 7/1/2028 - 2/1/2030	1,193,537
254,990		8.000%, 2/1/2030 - 1/1/2031	282,466
		TOTAL	100,152,560
		Government National Mortgage Association – 0.5%
192,790		5.500%, 12/20/2014 - 5/20/2018	210,174
120,184		6.000%, 12/15/2013 - 5/15/2024	130,258
61,661		6.500%, 9/15/2013 - 5/20/2016	65,191
220,181		7.000%, 4/20/2016 - 10/15/2028	243,649
189,735		7.500%, 7/15/2029 - 1/15/2031	206,999
28,926		8.000%, 6/15/2017	31,360
89,347		8.500%, 12/15/2029 - 2/15/2030	99,973
264,354		10.500%, 3/15/2016	302,615
152,689		11.000%, 7/15/2010 - 10/15/2019	178,924
487,971		12.000%, 5/15/2011 - 1/15/2016	548,292
146,106		12.500%, 11/15/2010 - 5/15/2015	165,961
21,950		13.000%, 3/15/2011 - 11/15/2014	24,806
		TOTAL	2,208,202
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $206,453,547)	223,112,330
		Collateralized Mortgage Obligations – 10.2%
1,957,042		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,848,302
5,841,712		Federal Home Loan Mortgage Corp. REMIC 3160 FD, 0.667%, 5/15/2036	5,798,119
3,247,029		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.647%, 6/15/2036	3,222,102
1,415,724		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.737%, 8/15/2036	1,408,449
936,454		Federal National Mortgage Association REMIC 2005-63 FC, 0.593%, 10/25/2031	925,545
2,802,436		Federal National Mortgage Association REMIC 2006-104 FY, 0.683%, 11/25/2036	2,784,005
1,806,546		Federal National Mortgage Association REMIC 2006-43 FL, 0.743%, 6/25/2036	1,797,331
4,031,326		Federal National Mortgage Association REMIC 2006-58 FP, 0.643%, 7/25/2036	4,000,085
3,101,269		Federal National Mortgage Association REMIC 2006-81 FB, 0.693%, 9/25/2036	3,083,041
1,659,013		Federal National Mortgage Association REMIC 2006-93 FM, 0.723%, 10/25/2036	1,645,600
5,839,374		Federal National Mortgage Association REMIC 396 2, 4.500%, 6/1/2039	1,415,708
7,633,753		Federal National Mortgage Association REMIC 396 2, 4.500%, 6/1/2039	1,854,967
2,419,305		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	2,066,346
3,636,798		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.539%, 5/19/2047	1,994,789
4,146,337		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,725,750
3,000,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	2,969,496
2,678,593	[3]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	2,691,023
3,708,934		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,013,448
1,806,471		Washington Mutual 2006-AR1, Class 2A1B, 1.491%, 1/25/2046	946,722
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $51,380,076)	47,190,828
		Commercial Mortgage-Backed Securities – 2.1%
		Commercial Mortgage – 2.1%
2,400,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	2,445,917
2,710,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	2,648,968

Principal Amount or Shares			Value
$3,560,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	3,481,695
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,279,363
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,865,372)	9,855,943
		FDIC Guaranteed Debt – 4.4%
12,000,000		Citibank NA, New York, 1.375%, 8/10/2011	12,099,953
2,900,000		Citibank NA, New York, 1.500%, 7/12/2011	2,928,623
5,000,000		General Electric Capital Corp., 3.000%, 12/9/2011	5,164,678
		TOTAL FDIC GUARANTEED DEBT (IDENTIFIED COST $20,032,410)	20,193,254
		MUTUAL FUND – 3.8%
17,453,519	[4,5]	Government Obligations Fund, Institutional Shares, 0.05% (AT NET ASSET VALUE)	17,453,519
		Repurchase Agreements – 4.8%
2,624,000	[6]	Interest in $1,000,000,000 joint repurchase agreement 0.23%, dated 5/13/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,204,444 on 6/14/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2040 and the market value of those underlying securities was $1,030,102,900 (segregated pending settlement of dollar-roll transactions).	2,624,000
19,276,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 5/28/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,046,667 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 3/16/2044 and the market value of those underlying securities was $2,049,005,916 (purchased with proceeds from securities lending collateral).	19,276,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	21,900,000
		TOTAL INVESTMENTS — 110.9% (IDENTIFIED COST $493,067,864)[7]	510,996,697
		OTHER ASSETS AND LIABILITIES - NET — (10.9)%[8]	(50,236,719)
		TOTAL NET ASSETS — 100%	$460,759,978
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

As of May 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$18,821,832	$19,276,000
2	All or a portion of these securities may be subject to dollar-roll transactions.
3	Non-income producing security.
4	Affiliated company.
5	7-Day net yield.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At May 31, 2010, the cost of investments for federal tax purposes was $493,570,096. The net unrealized appreciation of investments for federal tax purposes was $17,426,601. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,828,177 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,401,576.
8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions, as well as loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$118,349,542	$ —	$118,349,542
Government Agencies	—	52,941,281	—	52,941,281
Mortgage-Backed Securities	—	223,112,330	—	223,112,330
Collateralized Mortgage Obligations	—	47,190,828	—	47,190,828
Commercial Mortgage-Backed Securities	—	9,855,943	—	9,855,943
FDIC Guaranteed Debt	—	20,193,254	—	20,193,254
Mutual Fund	17,453,519	—	—	17,453,519
Repurchase Agreements	—	21,900,000	—	21,900,000
TOTAL SECURITIES	$17,453,519	$493,543,178	$ —	$510,996,697

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Government Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010